Share Capital and Treasury Shares	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share Capital and Treasury Shares

23.	Share capital and treasury shares

	No. of ordinary shares		Amount
	Issued share capital	Treasury shares	Share capital	Treasury shares
			$’000	$’000
2021
Beginning of financial year	1,550,711	—	36,553	—
Shares issued (Note 23(a))	650,103	—	252,338	—
Conversion of preference shares to ordinary shares (Note 18)	1,340,247	—	395,456	—

End of financial year	3,541,061	—	684,347	—

2020
Beginning of financial year	1,534,032	(3,653)	33,886	—	*
Shares issued (Note 23(a))	16,679	—	2,667	—	*
Treasury shares purchased (Note 23(b))	—	3,653	—	—	*

End of financial year	1,550,711	—	36,553	—

2019
Beginning of financial year	1,527,623	(153)	32,120	—	*
Shares issued (Note 23(a))	6,409	—	1,766	—
Treasury shares purchased (Note 23(b))	—	(3,500)	—	—	*

End of financial year	1,534,032	(3,653)	33,886	—	*

* Less than $1,000
All issued ordinary shares are fully paid. There is no par value for these ordinary shares.

Fully paid ordinary shares carry one vote per share and carry a right to dividends as and when declared by the Group.

(a)	Issuance of ordinary shares
During the financial year, the parent company issued 9,472 (2020: 16,504) ordinary shares amounting $2,278,000 (2020: $2,611,000) to employees as part of the Employee Share Grant Plan, 3,184 (2020: Nil) ordinary shares amounting $1,243,000 (2020: Nil) to non-executive
directors as part of the
Non-Executive
Directors Share Plan (“NED Plan”) (Note 24(b)), 632 (2020: 175) ordinary shares amounting $180,000 for non-executive
directors as part of the remuneration (Note 27) and 636,815 ordinary shares amounting $248,637,000 in connection with the acquisition of the Panama (Note 28).
During the financial year, the parent company also fully converted 1,340,247 of its preference shares into ordinary shares (Note 18).

(b)	Treasury shares
During the financial year ended 31 December 2021, the parent company re-issued
Nil (2020: 3,653, 2019: Nil) treasury shares pursuant to the Group’s ESO Plans at the exercise prices of Nil (2020: $125, $142 or $164, 2019: Nil) each. The cost of the treasury shares re-issued
amounted to Nil (2020: $655,000, 2019: Nil). The total consideration (net of expense) for the treasury shares re-issued
is as follows:

	2021	2020	2019
	$’000	$’000	$’000
Exercise price paid by employees	—	524	—
Value of employee services	—	131	—

Total net consideration	—	655	—

During the financial year ended 31 December 2019, the parent company acquired 3,500 shares of the parent company as treasury shares. The total amount paid to acquire the shares was less than $1,000 and this was presented as a component within shareholders’ equity/deficiency. The parent company did not acquire any shares during the financial year ended 31 December 2021 and 2020.
Accordingly, a gain on
re-issue
of treasury shares of Nil; (2020: $655,000, 2019: Nil) is recognized in the capital reserve (Note 24(e)).